Discontinued Operations (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended
	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Laboratory Workstations Business [Member]	Dec. 31, 2011 Laboratory Workstations Business [Member]	Dec. 31, 2010 Laboratory Workstations Business [Member]	Apr. 04, 2011 Athena and Lancaster [Member]	Dec. 31, 2011 Athena and Lancaster [Member]	Dec. 31, 2010 Athena and Lancaster [Member]	Apr. 04, 2011 Athena Diagnostics [Member]	Apr. 04, 2011 Lancaster Laboratories [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations, Product Line Retained, Revenue					$ 4.0
Revenues				147.1	179.6	185.8		54.3	226.2
Pre-tax Income (Loss)				(30.0)	(6.2)	18.0		9.1	58.9
Discontinued Operation, Amount of Adjustment to Prior Period Gain (Loss) on Disposal, Net of Tax		2.0
Proceeds from sale of businesses, net of cash divested	14.0		13.8							740.0	180.0
Escrowed proceeds from sale of business											20.0
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax				$ (63.0)			$ 304.0
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Per Diluted Share							$ 0.79